Expense Example - BlackRock Future Innovators ETF - BlackRock Future Innovators ETF	Sep. 22, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255